Interim Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating expenses:
Research and development	$ 6,215	$ 4,760	$ 12,332	$ 9,810
Marketing and business development	700	265	989	501
General and administrative	2,488	1,096	3,661	2,111
Operating loss	9,403	6,121	16,982	12,422
Loss on extinguishment of debt			512
Financial expenses, net	521	171	687	311
Loss before income tax	9,924	6,292	18,181	12,733
Income tax expenses	53	2	64	9
Net loss	$ 9,977	$ 6,294	$ 18,245	$ 12,742
Loss per share:
Basic (in Dollars per share)	$ 0.78	$ 1.25	$ 1.48	$ 2.62
Diluted (in Dollars per share)	$ 0.78	$ 1.25	$ 1.48	$ 2.62
Weighted-average Ordinary shares outstanding:
Basic (in Shares)	12,841,621	5,024,871	12,298,113	4,858,158
Diluted (in Shares)	12,841,621	5,024,871	12,298,113	4,858,158